Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Cash Flow Information	Cash Flow Information
Detail of supplemental disclosures of cash flow and non-cash investing and financing information was:

	Year Ended December 31,
(In millions)	2019	2018	2017
Interest paid, net of amount capitalized	$372	$436	$543
Income taxes paid, net of refunds	8	9	9
Non-cash investing activities:
Additions to fixed assets for accrued capital expenditures	1	20	19